Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

Stock option activity was as follows:

	Options Outstanding

	Shares	Weighted Average Exercise Price
Outstanding, January 1, 2016	-	$-
Options acquired in reverse merger	1,688,106	$4.00
Outstanding, December 31, 2016	1,688,106	$4.00
Exercisable, December 31, 2016	1,688,106	$4.00

Schedule of Summary of Additional Information On Stock Options Outstanding

The following table summarizes additional information on Marina’s stock options outstanding at December, 2016:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.10	140,000	4.88	$0.10	140,000	$0.10
$0.26 - 0.82	484,000	3.48	0.46	484,000	0.46
$1.07 - $2.20	1,021,500	6.49	1.07	1,021,500	1.07
$47.60 - $87.60	21,000	1.44	67.60	21,000	67.60
$127.60 - $207.60	21,500	1.44	158.30	21,500	158.30
526.40	106	0.10	526.40	106	526.40
Totals	1,688,106	5.37	$3.68	1,688,106	$3.68

Weighted-Average Exercisable Remaining Contractual Life (Years) 5.37